UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Capital Investment Management, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 1: Review and approve, as the case may be, the Annual Accounts, including the Balance Sheet, Profit and Loss Account, Statement of Changes in Net Worth, Cash Flow Statement, and Notes to the Accounts, as well as the Management Report of Dinamia Capital Privado, Sociedad de Capital Riesgo, Sociedad Anonima, and the activities and performance of the Board of Directors. All of the foregoing with reference to the fiscal year 2011	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 2: Review and approve, as the case may be, the Proposed Application of Profits of Dinamia Capital Privado, Sociedad de Capital Riesgo, Sociedad Anonima, for the fiscal year 2011	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 3: Review and approve, as the case may be, the application of voluntary reserves to the legal reserve account	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 4: Review and approve, as the case may be, the distribution of dividends against the share premium account	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 5.1.: Reappoint D Emilio Carvajal Y Ballester as Director representing substantial shareholders	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 5.2.: Reappoint D. Juan Arena de la Mora as independent Director	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 5.3.: Ratify and reappoint D. Javier Carretero Manzano as independent Director	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 6: Grant to the Board of Directors the authority to increase the corporate capital, under the limits and requirements of the Capital Companies Act, within a 5 month period from the date of its resolution by the General Meeting	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 7: Review and approve, as the case may be, the reappointment of Auditors of the Company	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 8.1.: Amend article 8 in Title III, about share capital and the shares	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 8.2.: Amend articles 10 and 13 in Title V, about the General Meeting of Share holders	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 8.3.: Amend articles 18, 21, and 23 in Title VI, about the Board of Directors	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.1.: Amend article 1, about the General Meeting of Shareholders, and article 3, about competences, in Title I	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.2.: Amend article 4, about convening, and 5, about announcement, in Chapter I, Title II	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.3.: Amend article 6, about information available from the date of the announcement, article 7, about rights of information before the General Meeting, and article 9, about proxy, introducing a new article 9 bls, about conflicts of interest of the representative, in Chapter II, Title II	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.4.: Amend article 12, about quorum, in Chapter I, Title III	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.5: Amend article 14, about participation, and article 22, about information, in Chapter III, title III	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 9.6.: Amend article 18, about voting of proposals, article 19, about adoption and announcement of agreements, and article 22, about publicity of the agreements, in Chapter IV, Title III	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 10: Ratify and approve, as the case may be, the corporate web site.	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 11: Delegate powers for the execution and public recording of the agreements, and for the filling of the accounts with the registrar of companies	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 12: Annual report about the Directors remuneration to be voted on for consultative purposes	Board of Directors	Yes	For	For Mgt
Dinamia Capital Privado	DIN SM	N/A	June 6, 2012	Proposal 13: Information about the partial modification of the Board Regulations	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	July 19, 2011	Proposal 1: After reading and discussion of the proposal the meeting approves the Merger proposal	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	July 19, 2011	Proposal 2: Announcement of possible material changes in the assets and liabilities of the companies involved in the merger that occurred since the date of the formulation of the Merger Proposal	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	July 19, 2011

Proposal 3 : The meeting approves the with a merger equated operation, through the acquisition of all the shares by Gimv NV (the “Acquiring company”) of VIM NV (the “Acquired Company”) through the acquisition of all the assets – all rights as well as all commitments – of the Acquired Company by the Acquiring Company conform the Merger Proposal . All transactions, done by the Acquired Company after April 1, 2011 will be considered done by the Acquiring Company for accounting purposes. The other conditions for the merger are set by the meeting as proposed in the Merger proposal. Furthermore it will be verified whether the condition precedent, formulated in the minutes of the June 27, 2012extraordinary general meeting of the shareholders of the Acquired Company, which will be held beforehand, has been fulfilled, at which time the operation equated with a merger is accomplished

					Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	July 19, 2011

Proposal 4: The meeting grants the board of directors and the managing director, each with the authority to act separately and each with the power of substitution, a special authorization to represent the Company at one or more business offices to do all actions, make declarations, sign and deposit documents necessary for the registration, modification or cessation of the registration at the crossroads database for enterprises, and, in general, to do everything deemed useful and necessary in connection with the execution of this assignment, and this with regard not only to this operation equated with a merger but also with regard to earlier resolutions of the board of directors and the general meeting of the Company, as well as a special authorization to represent the Company towards all tax authorities, VAT included.

					Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 1: Presentation of the report of the board of directors on the financial year ending on 31 March 2012	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 2: Presentation of the auditor’s report on the financial year ending on 31 March 2012	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 3: Presentation of the consolidated annual accounts and the consolidated reports of the board of directors and the auditor on the financial year ending on 31 March 2012	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB		June 27, 2012	Proposal 4: Presentation and approval of the remuneration report	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 5: Approval of the annual accounts on the financial year ending on 31 March 2012, including the adoption of the appropriation of profit as proposed by the board of directors, and adoption of a gross dividend of EUR 2,45 gross per share	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 6: Discharge to the directors for the performance of their duties during the financial year ending on 31 March 2012	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 7: Discharge to the auditor for the performance of his duties during the financial year ending on 31 March 2012	Board of Directors	Yes	For	For Mgt
Gimv NV Ord	GIMB BB	N/A	June 27, 2012	Proposal 8: Determination of the total amount of the fixed remuneration of all members of the board of directors, including the remuneration of the chairman and the managing director, at 1 450 000 EUR per year and authorisation granted to the board of directors to decide on the allocation hereof amongst the directors; determination of the fixed remuneration of the chairmen of the audit committee, the remuneration committee and the nomination committee at 5 250 EUR; determination of the attendance fee for each director at 670 EUR and this for every meeting of the board of directors or a committee set up within the board of directors, and the total yearly amount of attendance fees for committee attendances per committee not succeeding 3 350 EUR	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 1: To receive the financial statements and reports of the directors and auditors for the financial year ended 31 March 2012	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 2: To approve the Directors’ Remuneration Report for the financial year ended 31 March 2012	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 3: To declare a final dividend of 13 pence per ordinary share for the financial year ended 31 March 2012 payable on 13 July 2012 to all holders of ordinary shares on the register of members of the Company at the close of business on 1 June 2012 in respect of all ordinary shares then registered in their names.	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 4: To reappoint Deloitte LLP as auditors of the Company to hold office as the Company’s auditors until the conclusion of the Company’s Annual General Meeting in 2013	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 5: To authorize the directors to set the remuneration of the auditors	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 6: To reappoint Justin Dowley as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 7: To reappoint Christophe Evain as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 8: To reappoint Philip Keller as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 9: To reappoint Peter Gibbs as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 10: To reappoint Kevin Parry as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 11: To reappoint Benoit Durteste as a director	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012

Proposal 12: That the directors be generally and unconditionally authorised for the purposes of section 551 of the Companies Act 2006 (the “Act”), to exercise all the powers of the Company to allot shares and grant rights to subscribe for, or convert any security into, shares: (a) up to an aggregate nominal amount (within the meaning of section 551(3) and (6) of the Act) of GBP 26,679,347 (such amount to be reduced by the nominal amount allotted or granted under (b) below in excess of such sum); and (b) comprising equity securities (as defined in section 560 of the Act) up to an aggregate nominal amount (within the meaning of section 551(3) and (6) of the Act) of GBP 53,358,694 (such amount to be reduced by any allotments or grants made under (a) above) in connection with or pursuant to an offer by way of a rights issue in favour of holders of ordinary shares in proportion (as nearly as practicable) to the respective number of ordinary shares held by them on the record date for such allotment (and holders of any other class of equity securities entitled to participate therein or if the directors consider it necessary, as permitted by the rights of those securities), but subject to such exclusions or other arrangements as the directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal, regulatory or practical difficulties which may arise under the laws of, or the requirements of any regulatory body or stock exchange in any territory or any other matter whatsoever, these authorisations to expire at the conclusion of the next Annual General Meeting of the Company (or, if earlier, on 30 September 2013), (save that the Company may before such expiry make any offer or agreement which would or might require shares to be allotted or rights to be granted, after such expiry and the directors may allot shares, or grant rights to subscribe for or to convert any security into shares, in pursuance of any such offer or agreement as if the authorisations conferred hereby had not expired)

					Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 13: That, subject to the passing of Resolution 12 set out in this Notice of the 2012 Annual General Meeting, the directors be given the power pursuant to sections 570(1) and 573 of the Companies Act 2006 (the “Act”) to: (a) allot equity securities (as defined in section 560 of Act) of the Company for cash pursuant to the authorisation conferred by that resolution; and (b) sell ordinary shares (as defined in section 560(1) of the Act) held by the Company as treasury shares for cash, as if section 561 of the Act did not apply to any such allotment or sale, provided that this power shall be limited to the allotment of equity securities for cash and the sale of treasury shares: (i) in connection with or pursuant to an offer of or invitation to acquire equity securities (but in the case of the authorisation granted under Resolution 12(b), by way of a rights issue only) in favour of holders of ordinary shares in proportion (as nearly as practicable) to the respective number of ordinary shares held by them on the record date for such allotment or sale (and holders of any other class of equity securities entitled to participate therein or if the directors consider it necessary, as permitted by the rights of those securities) but subject to such exclusions or other arrangements as the directors may consider necessary or appropriate to deal with fractional entitlements, treasury shares, record dates or legal regulatory or practical difficulties which may arise under the laws of or the requirements of any regulatory body or stock exchange in any territory or any other matter whatsoever; and (ii) in the case of the authorisation granted under Resolution 12(a) above (or in the case of any transfer of treasury shares), and otherwise than pursuant to paragraph (i) of this resolution, up to an aggregate nominal amount of GBP 4,001,902, and shall expire at the conclusion of the next Annual General Meeting of the Company(or, if earlier, on 30 September 2013), save that the Company may before such expiry make any offer or agreement that would or might require equity securities to be allotted, or treasury shares to be sold, after such expiry and the directors may allot equity securities, or sell treasury shares in pursuance of any such offer or agreement as if the power conferred hereby had not expired	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10, 2012	Proposal 14: That the company is generally and unconditionally authorised for the purposes of section 701 of the Act to make market purchases (within the meaning of section 693(4) of the Act) of any of its ordinary shares of 20 pence each in the capital of the Company on such terms and in such manner as the directors may from time to time determine provided that: (a) the maximum number of ordinary shares which may be purchased is 40,019,020 representing approximately 10 per cent. of the issued ordinary share capital at 22 May 2012; (b) the minimum price that may be paid for each ordinary share is 20 pence which amount shall be exclusive of expenses, if any; (c) the maximum price (exclusive of expenses) that may be paid for each ordinary share is an amount equal to 105 per cent. of the average of the middle market quotations for the ordinary shares of the Company as derived from the Daily Official List of the London Stock Exchange plc for the five business days immediately preceding the day on which such share is contracted to be purchased; (d) unless previously renewed, revoked or varied, this authority shall expire at the conclusion of the next Annual General Meeting of the Company (or, if earlier, on 30 September 2013); and (e) the Company may, before this authority expires, make a contract to purchase ordinary shares that would or might be executed wholly or partly after the expiry of this authority, and may make purchases of ordinary shares pursuant to it as if this authority had not expired	Board of Directors	Yes	For	For Mgt
Intermediate Capital Group PLC	ICP LN	N/A	July 10,2012	Proposal 15: That a general meeting of the Company (other than an Annual General Meeting) may be called on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 1: To receive the Report and Accounts	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 2: To approve the Directors Remuneration Report for year ended 30 September 2011	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 3: To elect Mr. G. Cullinan as a Director	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 4: To re-elect Mr RK Perkin as a Director	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 5: To re-elect Mr MED A Walton as a Director	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 6: To re-appoint the Auditors	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 7: To authorise the Directors to fix the remuneration of the Auditors	Board of Directors	Yes	For	For Mgt
Electra Private Equity PLC	ELTA LN	N/A	February 24, 2012	Proposal 8: To authorise the Company to purchase its own shares	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 1: To receive the audited financial statements for the year ended 31st December 2011	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 2: To approve the Directors’ Remuneration Report for the year ended 31st December 2011	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 3: To re-elect Richard Stone as a Director.	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 4: To re-elect Jan Oosterveld as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 5: To elect Scott Longhurst as a Director	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 6: To reappoint Grant Thornton UK LLP as Auditors of the Company	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 7: To authorise the Directors to agree the remuneration of the Auditors	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 8: To authorise the Directors to allot shares pursuant to section 551 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 9: To authorise the Directors to disapply pre-emption rights pursuant to sections 570 and 573 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 10: To authorise the Company to make market purchases of its ordinary shares pursuant to section 701 of the Companies Act 2006	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 11: To approve General Meetings (other than Annual General Meetings) to be held on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Candover Investments PLC	CDI LN	N/A	May 16, 2012	Proposal 12: To approve certain amendments to the Company’s articles of association	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.1: Report of the Executive Board, comments of the Supervisory Board and reports of the Statutory Auditors; approval of the corporate financial statements for the financial year ended December 31, 2011	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.2: Allocation of income and distribution of the dividend	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.3: Report of the Executive Board, comments of the Supervisory Board and reports of the Statutory Auditors; approval of the consolidated financial statements for the financial year ended December 31, 2011	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.4: Special report of the Statutory Auditors on the Agreements pursuant to Article L225-86 of the Commercial Code and approval of the Agreements therein	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.5: Renewal of term of Mr. Eric Le Gentil as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.6: Renewal of term of Mr. Philippe Monnier as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.7: Renewal of term of Mr. Theodore Zarifi as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.8: Renewal of term of Mazars as principal Statutory Auditor	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.9: Renewal of term of Mr. Jean-Louis Simon as deputy Statutory Auditor	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.10: Appointment of Mrs. Sabine Roux de Bezieux as Supervisory Board member	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.11: Setting the overall amount of annual attendance allowances	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal 0.12: Authorization for a share repurchase program allowing the Company to repurchase its own shares	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.13: Authorization to the Executive Board to reduce share capital by cancellation of shares purchased under the share repurchase program	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.14: Delegation of authority to the Executive Board to increase share capital by incorporation of reserves, profits or issuance, merger or contribution premiums	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.15: Delegation of authority to the Executive Board to issue share and/or securities providing immediate and/or future access to capital while maintaining preferential subscription rights	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.16: Delegation of authority to the Executive Board to issue shares and/or securities providing immediate and/or future access to capital with cancellation of preferential subscription rights and through a public offer, or through a public offer with an exchange component	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.17: Delegation of authority to the Executive Board to issue shares and/or securities providing immediate and/or future access to capital with cancellation of preferential subscription rights through an offer pursuant to Article L411-2, II of the Monetary and Financial Code	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.18: Authorization to the Executive Board in case of issuance of shares or securities providing immediate and/or future access to capital without preferential subscription rights to set the issue price within the limit of 10% of share capital	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.19: Increasing the number of issuable shares or securities in case of capital increase with or without shareholders’ preferential subscription rights	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.20: Delegation of powers to the Executive Board to carry out the issuance of shares and/or securities providing immediate and/or future access to capital, in consideration for in-kind contributions granted to the Company	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.21: Overall limitation of the amount of issuances carried out under the 15th to 20th resolutions	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.22: Delegation of authority to the Executive Board to carry out the share capital increase by issuing shares and/or securities providing immediate and/or future access to capital reserved for members of a company savings plan	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.23: Authorization to the Executive Board to carry out free allocations of shares to employees or corporate officers of the Company or affiliated companies	Board of Directors	Yes	For	For Mgt
ANF Immobilier	ANF FP	N/A	May 3, 2012	Proposal E.24: Powers to carry out all legal formalities	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 1: To receive the report of the Directors and the financial statements for the year ended 31 December 2011, together with the report of the independent auditor thereon	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 2: To approve the Directors’ remuneration report	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 3: To declare a dividend of 10.0p per share	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 4: To re-elect Mr R Mountford as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 5: To re-elect Mr P Gale as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 6: To re-elect Mr P L Brooke as a Director	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 7: To re-appoint Deloitte LLP as independent Auditor to the Company	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 8: To authorize the Directors to determine the Independent Auditor’s remuneration	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 9: To renew the Company’s authority to buy back its own shares	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 10: To renew the Company’s authority to issue shares under sections 570 and 573 of the Companies Act 2006 without first having to offer them to existing shareholders	Board of Directors	Yes	For	For Mgt
HgCapital Trust PLC	HGT LN	N/A	May 10, 2012	Proposal 11: To authorize the Company to hold general meetings (other than annual general meetings) on 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	May 10, 2012	Proposal 1: The appointment of an auditor of the Corporation: PricewaterhouseCoopers LLP, Chartered Accountants	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	May 10, 2012	Proposal 2: The authorization of the directors to fix the remuneration of the auditor	Board of Directors	Yes	For	For Mgt
Onex Corp	OCX.TO	N/A	May 10, 2012	Proposal 3: Election of directors: William A. Etherington, Peter C. Godsoe, O.C, Serge Gouin, Arni C. Thorsteinson as nominees of the holders of Subordinate Voting Shares	Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 1: That, (i) the Company be converted into a protected cell company ( a “PCC”) in accordance with section 46 (3) of the Law (the “Conversion”); (ii)the creation of the first cell of the Company, to be known as Better Capital 2009 Cell (the “2009 Cell”) be and is hereby authorized and that all of the members, shares, capital, assets and liabilities of the Company at the date of the passing of this resolution (other than the rights and obligations of the company arising pursuant to the Company Administration Agreement (as defined in the prospectus of the Company of even date herewith (the “Prospectus”)) be attributed to the 2009 Cell; (iii) the name of the Company be changed to “Better Capital PCC Limited”; (iv) the memorandum of incorporation be altered in the following respects: (a) paragraph 1 is amended to read: The name of the Company is “Better Capital PCC Limited”; (b) paragraph 4 is amended to read: “The Company is aprotected cell company within the meaning of section 2 (1)(a)(i) of the Companies (Guernsey) law, 2008 (as amended).” (v) the articles of incorporation attached hereto be and are hereby approved and adopted as the new articles of incorporation of the Company with effect from the Conversion, in substitution for and to the exclusion of the existing articles of Incorporation of the Company; (vi) the proposed date on which the Conversion is to take effect shall be 12 January 2012; (vii) the Company’s Investment policy described in Part 2 of the Prospectus shall be approved as the investment policy of the Company

					Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 2: That, conditional upon the passing of resolution 1 above, the Directors of the Company be and are hereby generally and unconditionally authorized to exercise all the powers of the Company to issue Cell Shares in a second cell of the Company to be known as Better Capital 2012 Cell (the “2012 Cell”), in connection with and for purposes of the Firm Placing and Placing and Open Offer and to issue 100 Core Shares to the Purpose Trust (as such terms are defined in the Prospectus)

					Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 3: That, conditional upon the passing of resolution 1 above, in substitution for any existing such power or authority, the Company generally be and is hereby authorized for the purposes of the Companies (Guernsey) Law, 2008 (the “Law”) to make market acquisitions (as defined in the Law) of the ordinary shares of nil par value in the capital of the Company relating to the 2009 Cell (the “2009 Shares”) and the ordinary shares of nil par value in the capital of the Company relating to the 2012 Cell (the “2012 Shares”), provided that: (i) the maximum number of 2009 Shares authorized to be purchased shall be 14.99 per cent, of the Company’s 2009 Shares in issue immediately following the date of Admission; (ii) the maximum number of 2012 Shares authorized to be purchased shall be 14.99 per cent, of the Company’s 2012 Shares in issue immediately following the date of Admission; (iii)the minimum price (exclusive of expenses) which may be paid for either a 2009 Share or a 2012 Share is GBP 0.01 per 2009 share or 2012 Share, as applicable; (iv) the maximum price (exclusive of expenses) payable by the Company which may be paid for either a 2009 Share or a 2012 Share shall be equal to 105 per cent, of the average of the middle market quotations for the 2009 Share or the 2012 Share, as applicable, as derived from the daily Official List of the London Stock Exchange for the five business days immediately preceding the day on which the purchase is made; (v) the authority hereby conferred shall (unless previously renewed or revoked) expire at the (end of the annual general meeting of the Company to be held in 2012; and (vi) the Company may make a contract to purchase its own 2009 Shares or 2012 Shares, as applicable, under that authority hereby conferred prior to the expiry of such authority, which will or may be executed wholly or partly after the expiry of such authority, and may make a purchase of its own 2009 Shares or 2012 Shares, as applicable in pursuance of any such contract

					Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 4: That, conditional upon the passing of resolution 1 above, the Directors of the Company from time to time (the “Board”) be and are hereby generally empowered in accordance with the Company’s Articles (in substitution for any existing such power or authority)to issue up to: (a) the aggregate number of the 2009 Shares as represent no more than 5 per cent, of the 2009 Shares already admitted to trading on the London Stock Exchange’s main market for listed securities immediately following this extraordinary general meeting; and (b) in any rolling three-year period, such number of the 2009 Shares as constitutes no more than 7.5 per cent, of the 2009 Shares already admitted to trading on the London Stock Exchange’s main market for listed securities immediately following this extraordinary general meeting: (i) this power shall unless previously revoked, varied or renewed by the Company) expire on the conclusion of the annual general meeting of the Company to be held in 2012, save that the Company may make prior to such expiry any offer or agreement which would or might require shares to be issued after expiry of such period and the Board may issue shares pursuant to such an offer or agreement notwithstanding the expiry of the authority given by this resolution; and (ii) this power shall be limited to the issue of the 2009 Shares of nil par value each in the Company’s capital

					Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 5: That, conditional upon the passing of resolutions 1 and 2 above, the Board be and are hereby generally empowered in accordance with the Company’s Articles (in substitution for any existing such power or authority) to issue up to: (a) the aggregate number of the 2012 Shares as represent no more than 5 per cent, of the 2012 Shares that shall be admitted to trading on the London Stock Exchange’s main market for listed securities upon Admission (as such term is defined in the prospectus of the Company of even date herewith); and (b) in any rolling three-year period, such number of the 2012 Shares as constitutes no more than 7.5 per cent, of the 2012 Shares that shall be admitted to trading on the London Stock Exchange’s main market for listed securities upon Admission: (1) this power shall (unless previously revoked, varied or renewed by the Company) expire on the conclusion of the annual general meeting of the Company to be held in 2012, save that the Company may make prior to such expiry any offer or agreement which would or might require shares to be issued after expiry of such period and the Board may issue shares pursuant to such an offer or agreement notwithstanding the expiry of the authority given by this resolution and; (ii) this power shall be limited to the issue of the 2012 Shares of nil par value each in the Company’s capital

					Board of Directors	Yes	For	For Mgt
Better Capital Ltd	BCAP LN	N/A	January 11, 2012

Proposal 6: That, conditional upon the passing of resolutions 1 and 2 above, the issue of 30 million of the 2012 Shares to Jon Mouiton I connection with the Firm Placing, which is a related party transaction, be and is hereby approved, pursuant to the requirements of the Listing Rules

					Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 20, 2012	Proposal 1: Approval of the new investment objective and policy of the Company (as set out in the circular dated 1 March 2012 (the “Circular”))	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 20, 2012	Proposal 2: Approval of market purchases of ordinary shares of GBP 1 each in the capital of the Company in connection with one or more tender offers for ordinary shares up to an amount not exceeding GBP 170 million	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 1: Annual Report and Accounts	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 2: Remuneration Report	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 3: Re-election of Nicholas Ferguson	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 4: Re-election of Edgar Koning	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 5: Re-election of Denis Raeburn	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 6: Re-election Lynn Fordham	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 7: Re-election Charles Sinclair	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 8: Re-appointment of Ernst & Young LLP as Auditors	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 9: Authority for Directors to determine the Auditors’ remuneration	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 10: Authority to allot shares	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 11: Holding general meetings on not less than 14 clear days’ notice	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 12: Disapplication of pre-emption rights	Board of Directors	Yes	For	For Mgt
SVG Capital PLC	SVI LN	N/A	March 23, 2012	Proposal 13: Authority to purchase own shares	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 29, 2012	Proposal 1: Presentation of the adopted annual Financial Statements and Management’s Report of Deutsche Beteiligungs AG at 31 October 2011, together with an explanatory report by the Board of Management on disclosures pursuant to section 289(4) and (5) HGB (German Commercial Code); presentation of the approved Consolidated Financial Statements and Management’s report for the Group at 31 October 2011, together with an explanatory report by the Board of Management on disclosures pursuant to section 315(4) HGB and the Report of the Supervisory Board	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 29, 2012	Proposal 2: Resolution on the appropriation of retained profit	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 29, 2012	Proposal 3: Resolution on the ratification of the actions of the members of the Board of Management for financial year 2010/2011	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 29, 2012	Proposal 4: Resolution on the ratification of the actions of the members of the Supervisory Board for financial year 2010/2011.	Board of Directors	Yes	For	For Mgt
Deutsche Beteiligungs ag Akt Ord	DBA GR	N/A	March 29, 2012	Proposal 5: Appointment of auditors for financial year 2011/2012: KPMG AG Wirtschaftsprufungsgesellschaft, Frankfurt am main	Board of Directors	Yes	For	For Mgt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                     Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)* /s/ David B. Perkins

                             David B. Perkins, President

Date     August 31, 2012